CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 3	$ 48,670	$ (5,163)	$ (73,487)	$ (29,977)
Balance at the beginning (in shares) at Dec. 31, 2018	27,369,700
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,928)	(1,928)
Foreign currency translation adjustments			732		732
Amounts reclassified from accumulated other comprehensive loss			1,151		$ 1,151
Exercise of warrants (in shares)	113,650				113,650
Balance at the end at Dec. 31, 2019	$ 3	48,670	(3,280)	(75,415)	$ (30,022)
Balance at the end (in shares) at Dec. 31, 2019	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				22,673	$ 22,673
Balance at the end at Sep. 30, 2020	$ 3	48,670	(4,056)	(52,742)	(8,125)
Balance at the end (in shares) at Sep. 30, 2020	27,483,350
Balance at the beginning at Dec. 31, 2019	$ 3	48,670	(3,280)	(75,415)	$ (30,022)
Balance at the beginning (in shares) at Dec. 31, 2019	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				38,453	$ 38,453
Balance at the end at Dec. 31, 2020	$ 3	48,670	(2,860)	(36,962)	$ 8,851
Balance at the end (in shares) at Dec. 31, 2020	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				8,373	$ 8,373
Change in fair value of derivative instruments			90		90
Dividends declared				(10,000)	(10,000)
Balance at the end at Sep. 30, 2021	$ 3	$ 48,670	$ (2,747)	$ (38,589)	$ 7,337
Balance at the end (in shares) at Sep. 30, 2021	27,483,350				27,483,350